Intangible assets, net (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2022 USD ($)
Intangible assets
Accumulated amortization	¥ (8,771,679)		¥ (6,518,422)			$ (1,271,773)
Intangible assets, net	36,549,922		36,816,984			5,299,241
Insurance broker license	26,000,000				¥ 600,000
Amortization expenses	2,253,257	$ 326,692	1,920,299	¥ 1,800,749
Future amortization expenses
2023	2,047,902					296,918
2024	1,809,903					262,411
2025	1,555,065					225,463
2026	1,487,874					215,722
2027	1,231,114					178,495
License
Intangible assets
Intangible assets, Gross	26,600,000		26,600,000			3,856,637
Software and others
Intangible assets
Intangible assets, Gross	¥ 18,721,601		¥ 16,735,406			$ 2,714,377
Weighted Average Remaining Amortization Period in Years	3 years 1 month 6 days	3 years 1 month 6 days